UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from April 1, 2016 to April 30, 2016
Commission File Number of issuing entity: 333-189212-10
Central Index Key Number of issuing entity: 0001654861
CarMax Auto Owner Trust 2015-4
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-189212
Central Index Key Number of depositor: 0001259380
CarMax Auto Funding LLC
(Exact name of depositor as specified in its charter)
Central Index Key Number of sponsor (if applicable): 0001601902
CarMax Business Services, LLC
(Exact name of sponsor as specified in its charter)
Andrew J. McMonigle, Treasurer, (804) 935-4512
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
47-6971513
(I.R.S. Employer Identification No.)
c/o CarMax Auto Funding LLC
12800 Tuckahoe Creek Parkway, Suite 400, Richmond, Virginia 23238
(Address of principal executive offices of issuing entity) (Zip Code)
(804) 935-4512
(Telephone number, including area code)
Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

Class A-1 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-2a Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-2b Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-3 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-4 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class B Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class C Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class D Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes [X]  No [  ]
PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Distribution and pool performance information with respect to the receivables that comprise the assets of CarMax Auto Owner Trust 2015-4 is set forth in the monthly servicer’s certificate attached as Exhibit 99.1.
ITEM 1121(c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS
No activity to report for the Collection Period as required by Item 1121(c) of Regulation AB.
Date of Most Recent Form ABS-15G Filed Pursuant to Rule 15Ga-1: February 8, 2016.
Central Index Key (CIK) of Securitizer: 0001259380.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.
Wells Fargo Bank, National Association has provided the following information for inclusion in this report:

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., in its capacity as trustee under 276 residential mortgage backed securities (“RMBS”) trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts.

On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice. That same day, a group of institutional investors filed a civil complaint in the United States District Court for the Southern District of New York (the “District Court”) against Wells Fargo Bank, alleging claims against the bank in its capacity as trustee for 274 RMBS trusts (the “Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted. As with the prior state court action, the Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon, and US Bank) by a group of institutional investor plaintiffs. The Complaint against Wells Fargo Bank alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee’s alleged failure to (i) enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default purportedly caused by breaches by mortgage loan servicers, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Other cases alleging similar causes of action have been filed against Wells Fargo Bank and other trustees in the same court by RMBS investors in these and other transactions, and these cases have been consolidated before the same judge. On January 19, 2016, an order (“Jan. 19 Order”) was entered in connection with the Complaint in which the District Court declined to exercise jurisdiction over 261 trusts at issue in the Complaint; the District Court also allowed the plaintiffs to file amended complaints, and three amended complaints have been filed. On March 28, 2016, certain plaintiffs filed a new complaint in state court in San Francisco, California, with regard to the trusts that had been dismissed in the Jan. 19 Order.

There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, Wells Fargo Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of any losses to investors, and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 10. Exhibits.
Exhibit 99.1    Monthly Servicer's Certificate for the collection period commencing April 1, 2016 and ending April 30, 2016

Signatures
Pursuant to the requirements of the Securities and Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CARMAX AUTO OWNER TRUST 2015-4
(Issuing Entity)

		By:	CARMAX BUSINESS SERVICES, LLC,
as Servicer

Date:	May 16, 2016	By:	/s/ Andrew J. McMonigle
Andrew J. McMonigle
Treasurer

Exhibit Index

Exhibit            Description
Exhibit 99.1    Monthly Servicer's Certificate for the collection period commencing April 1, 2016 and ending April 30, 2016

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